Net Gains or Losses on Financial Instruments at Fair Value Through Profit or Loss(Table)	12 Months Ended
Dec. 31, 2020
Net Gains Or Losses On Financial Assets Liabilities At Fair Value Through Profit Or Loss Abstract [Abstract]
Schedule Of Net Gains Or Losses On Financial Instruments Held For Trading Table Text Block [Text Block]

Net gains or losses on financial instruments at fair value through profit or loss include dividend income and gains or losses arising from changes in fair values, sales and redemptions. Details of net gains or losses on financial instruments at fair value through profit or loss for the years ended December 31, 2018, 2019 and 2020, are as follows:

	2018		2019		2020
	(In millions of Korean won)
Gains on financial instruments at fair value through profit or loss
Financial assets at fair value through profit or loss
Debt securities	￦	1,544,892	￦	1,613,946	￦	2,061,505
Equity securities		571,404		428,646		725,072

		2,116,296		2,042,592		2,786,577

Derivatives held for trading
Interest rate		2,328,576		2,685,998		2,632,246
Currency		3,764,985		5,251,597		8,335,594
Stock or stock index		1,383,446		2,612,422		2,808,284
Credit		38,461		41,548		28,434
Commodity		8,285		15,240		18,097
Other		92,947		212,731		231,901

		7,616,700		10,819,536		14,054,556

Financial liabilities at fair value through profit or loss		72,410		46,750		28,160
Other financial instruments		22		5,811		689

		9,805,428		12,914,689		16,869,982

Losses on financial instruments at fair value through profit or loss
Financial assets at fair value through profit or loss
Debt securities		850,129		752,999		1,040,285
Equity securities		475,968		315,743		444,554

		1,326,097		1,068,742		1,484,839

Derivatives held for trading
Interest rate		2,610,305		2,758,205		2,687,114
Currency		3,499,356		5,118,095		8,191,456
Stock or stock index		1,626,007		1,585,086		2,558,205
Credit		36,747		42,172		19,213
Commodity		10,456		9,437		21,797
Other		117,741		190,979		253,406

		7,900,612		9,703,974		13,731,191

Financial liabilities at fair value through profit or loss		134,287		94,426		153,227
Other financial instruments		60		5,704		116

		9,361,056		10,872,846		15,369,373

Net gains on financial instruments at fair value through profit or loss	￦	444,372	￦	2,041,843	￦	1,500,609

Schedule Of Net Gains Or Losses On Financial Instruments Designated At Fair Value Through Profit Or Loss Table Text Block [Text Block]

Net gains or losses on financial instruments designated at fair value through profit or loss include dividend income and gains or losses arising from changes in fair values, sales and redemptions. Details of net gains or losses on financial instruments designated at fair value through profit or loss for the years ended December 31, 2018, 2019 and 2020, are as follows:

	2018		2019		2020
	(In millions of Korean won)
Gains on financial instruments designated at fair value through profit or loss
Financial liabilities designated at fair value through profit or loss	￦	667,508	￦	555,749	￦	654,045

		667,508		555,749		654,045

Losses on financial instruments designated at fair value through profit or loss
Financial liabilities designated at fair value through profit or loss		760,577		1,953,720		1,143,288

		760,577		1,953,720		1,143,288

Net losses on financial instruments designated at fair value through profit or loss	￦	(93,069)	￦	(1,397,971)	￦	(489,243)